Empower Lifetime 2065 Fund Performance Management - Empower Lifetime 2065 Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Updated performance information may be obtained at www.empower.com/investments/empower-funds/fund-documents (the website does not form a part of this Prospectus).
Performance One Year or Less [Text]	No performance data is provided because the Fund commenced operations on January 10, 2025. Performance information for the Fund will appear in future versions of this Prospectus after the Fund has annual returns for one complete calendar year.
Performance Availability Website Address [Text]	www.empower.com/investments/empower-funds/fund-documents